TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Reconciliation of Income Tax Rate

	Year ended December 31,
	2010	2011	2012

Income (loss) from continuing continued operations before taxes as reported in the statements of operations	$(5,627)	$10,567	$5,085

Tax rate	25%	24%	25%

Theoretical tax benefit	$(1,407)	$2,536	$1,271

Increase (decrease) in taxes:

Non-deductible items	335	126	159
Temporary differences on current year losses for which valuation allowance was provided	1,909	288	23
Realization of carryforward tax losses for which valuation allowance was provided	(283)	(2,776)	(1,097)
Tax rate differences in subsidiaries	107	189	181
Provision for uncertain tax positions	88	113	409
Taxes in respect of prior years	15	37	2
Tax withheld against which valuation allowance was provided this year	-	228	121
Investment tax credit	(100)	(233)	(151)
Other	(62)	215	73

Taxes on income in the statements of operations	$602	$723	$991

Schedule of Income Taxes

	Year ended December 31,
	2010	2011	2012

Current	$770	$793	$953
Deferred	(168)	(66)	38

	$602	$723	$991

Domestic	$107	$399	$531
Foreign	495	324	460

	$602	$723	$991

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2011	2012
Deferred tax assets:
Operating loss carry forwards	$6,674	$6,137
Reserves and tax allowances	3,803	3,576

Total deferred taxes before valuation allowance	10,477	9,713
Valuation allowance	(9,969)	(9,211)

Net deferred tax assets	508	502

Deferred tax liabilities:
Intangible assets	205	210

Net deferred tax assets (liabilities)	$303	$292

Foreign	$303	$292

Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes

	Year ended December 31,
	2010	2011	2012

Domestic	$(7,874)	$8,876	$2,134
Foreign	2,247	1,691	2,951

	$(5,627)	$10,567	$5,085

Schedule of Reconciliation of Unrecognized Tax Benefits

	December 31,
	2011	2012

Balance at the beginning of the year	$243	$332

Additions based on tax positions taken during a prior period	115	428
Reduction related to tax positions taken during a prior period	(2)	(19)
Reductions related to settlement of tax matters	-	-
Foreign currency translation adjustments	(24)	20

Balance at the end of the year	$332	$761